MORTGAGE-BACKED SECURITIES (Tables)	12 Months Ended
Jun. 30, 2020
MORTGAGE-BACKED SECURITIES [Abstract]
Schedule of Amortized Cost and Fair Values of Mortgage-Backed Securities

The amortized cost, unrealized gains and losses, and fair values of mortgage-backed securities are as follows:

		Gross	Gross
	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
2020	(Dollars in Thousands)
HELD TO MATURITY
Collateralized mortgage obligations:
Agency	$96,488	$486	$(932)	$96,042
Private-label	618	3	(14)	607

Total	$97,106	$489	$(946)	$96,649

		Gross	Gross
	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
2019	(Dollars in Thousands)
HELD TO MATURITY
Collateralized mortgage obligations:
Agency	$107,448	$954	$(570)	$107,832
Private-label	883	5	(12)	876

Total	$108,331	$959	$(582)	$108,708

Schedule of Mortgage-Backed Securities by Contractual Maturity

The amortized cost and fair value of mortgage-backed securities at June 30, 2020, by contractual maturity, are shown below. Expected maturities may differ from the contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Due in	Due after	Due after
	one year	one through	five through	Due after
	or less	five years	ten years	ten years	Total
	(Dollars in Thousands)
HELD TO MATURITY
Amortized cost	$—	$91	$—	$97,015	$97,106
Fair value	—	92	—	96,557	96,649
Weighted average yield		1.62%		1.22%	1.22%